UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-2613

                          Scudder Cash Investment Trust
                          -----------------------------
               (Exact name of registrant as specified in charter)


                             Two International Place
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  05/31
                          -----

Date of reporting period: 8/31/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Investment Portfolio                                                     as of August 31, 2005  (Unaudited)
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Scudder Cash Investment Trust

                                                                                  Principal
                                                                                 Amount ($)      Value ($)
                                                                          ---------------------------------

------------------------------------------------------------------------------------------------------------
    Certificates of Deposit and Bank Notes 10.3%
------------------------------------------------------------------------------------------------------------
Calyon, 3.27%, 3/6/2006                                                            5,000,000       5,000,000
Credit Suisse, 3.735%, 11/14/2005                                                  5,000,000       5,000,000
Depfa Bank PLC, 3.22%, 2/6/2006                                                    5,000,000       5,000,000
HBOS Treasury Services PLC:
    3.29%, 9/6/2005                                                               10,000,000      10,000,000
    3.8%, 7/10/2006                                                               10,000,000      10,000,000
Societe Generale, 3.265%, 3/3/2006                                                10,000,000      10,000,000
Toronto Dominion Bank:
    3.6%, 6/7/2006                                                                15,000,000      15,000,000
    3.75%, 5/16/2006                                                               5,000,000       4,999,656
UniCredito Italiano SpA, 3.755%, 11/16/2005                                        5,000,000       5,000,000
------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit and Bank Notes (Cost $69,999,656)                                   69,999,656

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    Commercial Paper** 26.3%
------------------------------------------------------------------------------------------------------------
Atlantis One Funding Corp.:
    3.26%, 9/9/2005                                                                5,000,000       4,996,378
    3.53%, 9/21/2005                                                              25,000,000      24,950,972
Blue Ridge Asset Funding Corp.:
    3.53%, 9/22/2005                                                              15,000,000      14,969,113
    3.57%, 9/22/2005                                                              10,000,000       9,979,175
General Electric Co., 3.5%, 9/29/2005                                             30,000,000      29,918,333
Giro Funding US Corp., 3.5%, 9/20/2005                                            25,000,000      24,953,820
Lake Constance Funding LLC, 3.52%, 9/20/2005                                      14,000,000      13,973,991
Old Line Funding LLC, 3.54%, 9/14/2005                                            30,115,000      30,076,503
Sanofi-Aventis, 3.56%, 9/28/2005                                                  25,000,000      24,933,250
------------------------------------------------------------------------------------------------------------
Total Commercial Paper (Cost $178,751,535)                                                       178,751,535

------------------------------------------------------------------------------------------------------------
    US Government Sponsored Agencies 7.3%
------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 3.473% *, 9/16/2005                                       10,000,000       9,999,885
Federal Home Loan Mortgage Corp., 3.51% *, 10/7/2005                              30,000,000      30,000,000
Federal National Mortgage Association, 4.0%, 8/8/2006                             10,000,000      10,000,000
------------------------------------------------------------------------------------------------------------
Total US Government Sponsored Agencies (Cost $49,999,885)                                         49,999,885

------------------------------------------------------------------------------------------------------------
    Funding Agreements 2.5%
------------------------------------------------------------------------------------------------------------
New York Life Insurance Co.,  3.12% *,  9/20/2005   (Cost $17,000,000)            17,000,000      17,000,000
------------------------------------------------------------------------------------------------------------

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    Asset Backed 2.9%
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Permanent Financing PLC, 3.56%, 6/10/2006 (Cost $20,000,000)                      20,000,000      20,000,000

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    Promissory Notes 1.5%
------------------------------------------------------------------------------------------------------------
The Goldman Sachs Group, Inc., 3.7% *, 2/16/2006 (Cost $10,000,000)               10,000,000      10,000,000

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    Short Term Notes* 24.2%
------------------------------------------------------------------------------------------------------------
Beta Finance, Inc., 144A, 3.56%, 4/10/2006                                         5,000,000       5,000,997
CIT Group, Inc., 3.44%, 11/4/2005                                                  5,000,000       5,001,909
Credit Suisse First Boston, 3.38%, 9/9/2005                                       15,000,000      15,000,077
Depfa Bank PLC, 3.42%, 9/15/2005                                                  10,000,000      10,000,000
Greenwich Capital Holdings, Inc., 3.53%, 12/5/2005                                35,000,000      35,000,000
Merrill Lynch & Co., Inc.:
    3.471%, 3/17/2006                                                             20,000,000      20,007,880
    3.6%, 9/15/2006                                                                5,000,000       5,000,000
Morgan Stanley, 3.64%, 11/7/2005                                                  25,000,000      24,999,997
Pfizer, Inc., 144A, 3.3%, 10/7/2005                                               10,000,000      10,000,000
SunTrust Bank, Atlanta, 3.63%, 4/28/2006                                          25,000,000      25,000,000
UniCredito Italiano SpA, 3.278%, 9/1/2006                                         10,000,000       9,995,655
------------------------------------------------------------------------------------------------------------
Total Short Term Notes (Cost $165,006,515)                                                       165,006,515

------------------------------------------------------------------------------------------------------------
    Repurchase Agreements 29.3%
------------------------------------------------------------------------------------------------------------
BNP Paribas, 3.62%, dated 8/31/2005, to be repurchased at $50,005,028 on
    9/1/2005 (a)                                                                  50,000,000      50,000,000
Greenwich Capital Markets, Inc., 3.61%, dated 8/31/2005, to be repurchased
    at $47,004,713 on 9/1/2005 (b)                                                47,000,000      47,000,000
JPMorgan Securities, Inc., 3.61%, dated 8/31/2005, to be repurchased at
    $100,010,028 on 9/1/2005 (c)                                                 100,000,000     100,000,000
State Street Bank & Trust Co., 3.33%, dated 8/31/2005, to be repurchased at
    $2,218,205 on 9/1/2005 (d)                                                     2,218,000       2,218,000
------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (Cost $199,218,000)                                                  199,218,000

                                                                                       % of
                                                                                 Net Assets      Value ($)
                                                                          -----------------------------------
Total Investment Portfolio (Cost $ 709,975,591)                                        104.3     709,975,591
Other Assets and Liabilities, Net                                                      (4.3)     (29,058,018)
-------------------------------------------------------------------------------------------------------------
Net Assets                                                                            100.0     680,917,573

     For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of August 31, 2005.

**   Annualized yield at time of purchase; not a coupon rate.

(a)  Collateralized by:

Principal                                                   Maturity  Collateral
Amount ($)    Security                            Rate (%)    Date    Value ($)
--------------------------------------------------------------------------------
12,258,578  Federal National Mortgage Association    5.5    9/1/2035  12,422,811
38,203,837  Federal Home Loan Mortgage Corp.         5.0    8/1/2020  38,577,190
--------------------------------------------------------------------------------
Total Collateral Value                                                51,000,001

(b) Collateralized by $48,000,165 Federal Home Loan Mortgage Corp.,with various coupon rates from 2.478-4.5%, with various maturities from 5/15/2010-3/15/2019 with a value of $47,942,421.

(c) Collateralized by $105,045,000 Federal National Mortgage Association, 4.5%, maturing on 8/1/2035 with a value of $102,004,100.

(d) Collateralized by $2,250,000 US Treasury Note, 4.125% , maturing on 8/15/2010 with a value of $2,266,875.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Cash Investment Trust


By:                                 /s/Vincent J. Esposito
                                    -----------------------------
                                    Vincent J. Esposito
                                    President

Date:                               October 25, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Cash Investment Trust


By:                                 /s/Vincent J. Esposito
                                    -----------------------------
                                    Vincent J. Esposito
                                    President

Date:                               October 25, 2005



By:                                 /s/Paul Schubert
                                    Paul Schubert
                                    Chief Financial Officer and Treasurer

Date:                               October 25, 2005